Summary of Significant Accounting Policies - Summary of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies
Contract liabilities	¥ 125,246	$ 18,459	¥ 121,848